Contingencies	12 Months Ended
Dec. 31, 2022
Contingencies
Contingencies

27 Contingencies

(a)

The Group is involved in a number of legal matters, including applications to approve the filing of class actions, some of which may involve significant amounts. The developments and/or resolutions in some of such matters, including through either negotiations or litigation, are subject to a high level of uncertainty that cannot be reliably quantified at the reporting date. In addition, due to market conditions, regulators in certain jurisdictions have become more active in their regulatory oversight over our industry.

As at December 31, 2022, the total amount claimed with respect to legal matters, excluding those discloses below, as well as excluding claims in the ordinary course of business, which are covered by insurance (and in respect of which the Company has included a provision in the amount it is likely to bear, based on past experience) is approximately US$ 10 million. Regarding the provision recognized in respect of legal matters, including insurance claims - see Note15.

In addition, within the ordinary course of business, the Company and its subsidiaries provided guaranties, which as at December 31, 2022 amounted to approximately US$ 8 million.
(b)

During 2017, the Company was served, together with another defendant, with an application to the Central District Court in Israel to approve the filing of class action in Israel, related to alleged breaches of competition laws in respect of carriage of vehicles form South-East Asia to Israel. The applicants estimated the total damage caused to the class of plaintiffs at a total of NIS 403 million (approximately US$ 115 million) based on an expert opinion attached to the application, although it may not necessarily be correct and/or relevant to the Company. Management, based on legal advice, believes that it has good defense arguments for dismissing the application of the claim to be approved as a class action and it is more likely than not that such application will be dismissed.

(c)

In one jurisdiction, courts ruled against shipping agencies operating in this jurisdiction in respect of alleged overcharging of local charges from customers, including a subsidiary of the Company. The shipping agencies (including the subsidiary) have appealed to the local Supreme Court against this ruling. The shipping agencies are conducting negotiations to achieve an out of court settlement.

(d)	In January 2022, an industry-related investigation involving a subsidiary of the Company was initiated in a certain jurisdiction. Since then, there were no significant updates relating to this matter.
(e)

During 2020, in a certain jurisdiction, a claim was filed against the Company, together with other carriers operating in that jurisdiction, regarding competition and commercial issues. The involved carriers jointly responded to the claim, as well as filed a motion for its dismissal which was later denied. Subsequently, the involved carriers have filed a motion for leave to file an appeal.

(f)

During 2020, in a certain jurisdiction, the Company was served with a demand letter alleging the use by the Company of confiscated property in another jurisdiction for which the potential plaintiffs are allegedly entitled to compensation. Management, based on legal advice, believes it is more likely than not that this matter, if materialized to an asserted claim, will be rejected.

(g)

During 2021, the Company was served with a claim for an alleged patents infringement filed against it in the US. In March 2022, the plaintiff voluntarily withdrew his claim, thus resulting in the closure of the related proceedings.

(h)

In September 2022, a certain customer filed a complaint against the Company with the Federal Maritime Commission (FMC), alleging that the Company overly charged certain demurrage, detention and storage fees, in violation of the applicable regulation.

(i)

In September 2022, following communications between the parties, the Company was approached by a state regulator in a certain jurisdiction indicating that the Company did not meet the local environmental regulation, including an initial informal assessment by that regulator as to the Company’s scope of liability, subject to Company’s possible counter arguments.

(j)

The legal matters mentioned in sections (c), (d) and (e) above do not include a specific claimed amount, and/or, based on the Company’s legal advisors, the outcome of which, if any, can’t be assessed in this preliminary stage. Those matters, based on their alleged claims, regardless of their validity and merits, may each result in a potential exposure of tens of millions of US dollars. However, the developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to significant level of uncertainty that cannot be reliably quantified at the reporting date.

(k)	Based on legal advice and management estimation, the Company included a provision in its financial statements, with respect to certain legal matters.